Document And Entity Information	Oct. 27, 2023
Document Information [Line Items]
Entity, Registrant Name	NORTECH SYSTEMS INCORPORATED
Document, Type	8-K
Document, Period End Date	Oct. 27, 2023
Entity, Incorporation, State or Country Code	MN
Entity, File Number	0-13257
Entity, Tax Identification Number	41-1681094
Entity, Address, Address Line One	7550 Meridian Circle N.
Entity, Address, City or Town	Maple Grove
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55369
City Area Code	952
Local Phone Number	345-2244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	NSYS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000722313